Document and Entity Information	Dec. 18, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	MILLS MUSIC TRUST
Entity Incorporation State Country Code	NY
Entity File Number	000-02123
Entity Tax Identification Number	13-6183792
Entity Address Address Line 1	C/O HSBC Bank USA, N/A Corporate Trust Issuer Services
Entity Address Address Line 2	452 Fifth Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018-2076
City Area Code	212
Local Phone Number	525-1349
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000066496